Schedule of Investments

March 31, 2020 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 37.0%

Communication Services - 3.3%
Activision Blizzard, Inc.	1,356	80,655
Alphabet, Inc. - Class A (2)	67	77,851
Alphabet, Inc. - Class C (2)	269	312,796
AT&T, Inc.	6,688	194,955
Cable One, Inc.	1	1,644
Cardlytics, Inc. (2)	6	210
CenturyLink, Inc.	331	3,131
Cogent Communications Holdings, Inc.	171	14,017
Comcast Corp. - Class A	1,034	35,549
Consolidated Communications Holdings, Inc.	165	751
Cumulus Media, Inc. (2)	93	504
DHI Group, Inc. (2)	155	335
Electronic Arts, Inc. (2)	506	50,686
EverQuote, Inc. (2)	3	79
Facebook, Inc. (2)	1,196	199,493
Fluent, Inc. (2)	29	34
Frontier Communications Corp. (2)	547	208
GCI Liberty, Inc. - Class A (2)	5	285
IDT Corp. - Class B (2)	99	537
Lee Enterprises, Inc. (2)	235	231
Liberty Latin America, Ltd. - Class A (2)	82	863
Liberty TripAdvisor Holdings, Inc. (2)	499	898
Marcus Corp./The	109	1,343
MDC Partners, Inc. (2)	158	229
National CineMedia, Inc.	33	108
ORBCOMM, Inc. (2)	71	173
Shenandoah Telecommunications Co.	104	5,122
Spok Holdings, Inc.	98	1,048
Take-Two Interactive Software, Inc. (2)	31	3,677
Telephone and Data Systems, Inc.	395	6,620
T-Mobile US, Inc. (2)	1,520	127,528
Tribune Publishing Co.	13	105
Verizon Communications, Inc.	3,385	181,876
Walt Disney Co./The	93	8,984

		1,312,525

Consumer Discretionary - 3.8%
Acushnet Holdings Corp.	99	2,546
Amazon.com, Inc. (2)	252	491,329
American Public Education, Inc. (2)	55	1,316
America's Car-Mart, Inc./TX (2)	18	1,014
AutoZone, Inc. (2)	14	11,844
Bassett Furniture Industries, Inc. (2)	65	354
BBX Capital Corp.	454	1,049
Best Buy Co., Inc.	476	27,132
Big Lots, Inc.	9	128
Biglari Holdings, Inc. - Class B (2)	8	411
Bloomin' Brands, Inc.	455	3,249
Brunswick Corp./DE	33	1,167
Burlington Stores, Inc. (2)	58	9,191
Camping World Holdings, Inc.	63	358
Citi Trends, Inc.	26	231
Collectors Universe, Inc.	1	16
Crocs, Inc. (2)	93	1,580
Dana, Inc.	131	1,023
Deckers Outdoor Corp. (2)	15	2,010
Dine Brands Global, Inc.	3	86
Dollar General Corp.	295	44,548
Domino's Pizza, Inc.	70	22,685
eBay, Inc.	2,512	75,511
Everi Holdings, Inc. (2)	262	865
Ford Motor Co.	1,434	6,926
frontdoor, Inc. (2)	23	800
General Motors Co.	4,687	97,396
Gentex Corp.	457	10,127
Golden Entertainment, Inc. (2)	30	198
Green Brick Partners, Inc. (2)	52	419
Helen of Troy, Ltd. (2)	1	144
Home Depot, Inc./The	645	120,428
Inspired Entertainment, Inc. (2)	24	81
J Alexander's Holdings, Inc. (2)	93	356
KB Home	1,064	19,258
Kirkland's, Inc. (2)	423	328
Lands' End, Inc. (2)	118	630
Lear Corp.	114	9,263
Lennar Corp.	183	6,991
Lifetime Brands, Inc.	10	57
LKQ Corp. (2)	776	15,916
Lululemon Athletica, Inc. (2)	540	102,357
M/I Homes, Inc. (2)	30	496
Malibu Boats, Inc. (2)	108	3,109
MasterCraft Boat Holdings, Inc. (2)	68	496
Michaels Cos., Inc./The (2)	44	71
Murphy USA, Inc. (2)	33	2,784
NIKE, Inc. - Class B	1,519	125,682

NVR, Inc. (2)	6	15,415
Office Depot, Inc.	577	946
Papa John's International, Inc.	1	53
Penn National Gaming, Inc. (2)	211	2,669
PetMed Express, Inc.	39	1,122
Planet Fitness, Inc. (2)	16	779
Pool Corp.	3	590
PulteGroup, Inc.	554	12,365
Purple Innovation, Inc. (2)	27	153
PVH Corp.	8	301
Quotient Technology, Inc. (2)	113	735
Ralph Lauren Corp.	11	735
RCI Hospitality Holdings, Inc.	65	648
Rent-A-Center, Inc./TX	345	4,878
Rocky Brands, Inc.	25	484
Ross Stores, Inc.	1,368	118,975
Rubicon Project, Inc./The (2)	7	39
Ruth's Hospitality Group, Inc.	20	134
Signet Jewelers, Ltd.	24	155
Sonos, Inc. (2)	61	517
Sportsman's Warehouse Holdings, Inc. (2)	221	1,361
Stamps.com, Inc. (2)	6	780
Stoneridge, Inc. (2)	42	704
Strategic Education, Inc.	4	559
Sturm Ruger & Co., Inc.	5	255
Tailored Brands, Inc.	35	61
Target Corp.	1,289	119,838
Taylor Morrison Home Corp. (2)	210	2,310
Tempur Sealy International, Inc. (2)	28	1,224
Texas Roadhouse, Inc.	140	5,782
Tile Shop Holdings, Inc.	80	70
Tilly's, Inc. - Class A	34	140
TJX Cos., Inc./The	97	4,638
Toll Brothers, Inc.	190	3,658
TopBuild Corp. (2)	55	3,940
Town Sports International Holdings, Inc. (2)	378	189
Tupperware Brands Corp.	196	318
Twin River Worldwide Holdings, Inc.	44	572
Waitr Holdings, Inc. (2)	122	150
WW International, Inc. (2)	1	17
Wyndham Destinations, Inc.	50	1,085

		1,533,300

Consumer Staples - 2.1%
Alico, Inc.	15	466
Casey's General Stores, Inc.	64	8,479
Coca-Cola Co./The	918	40,622
Coca-Cola Consolidated, Inc.	4	834
Conagra Brands, Inc.	237	6,954

Costco Wholesale Corp.	318	90,671
Darling Ingredients, Inc. (2)	160	3,067
Fresh Del Monte Produce, Inc.	16	442
General Mills, Inc.	730	38,522
Hershey Co./The	764	101,230
Ingles Markets, Inc.	25	904
Ingredion, Inc.	40	3,020
John B Sanfilippo & Son, Inc.	18	1,609
Kroger Co./The	746	22,470
Lamb Weston Holdings, Inc.	170	9,707
Molson Coors Beverage Co.	680	26,527
Mondelez International, Inc.	608	30,449
Oil-Dri Corp. of America	4	134
PepsiCo, Inc.	1,685	202,369
Performance Food Group Co. (2)	389	9,616
Pilgrim's Pride Corp. (2)	168	3,044
Procter & Gamble Co./The	178	19,580
Pyxus International, Inc. (2)	46	143
Seneca Foods Corp. (2)	3	119
SpartanNash Co.	124	1,776
Sprouts Farmers Market, Inc. (2)	7	130
Sysco Corp.	882	40,246
Tyson Foods, Inc.	903	52,257
Universal Corp./VA	25	1,105
US Foods Holding Corp. (2)	38	673
Walmart, Inc.	1,205	136,912

		854,077

Energy - 0.7%
Altus Midstream Co. (2)	139	104
Amplify Energy Corp.	312	177
Antero Resources Corp. (2)	240	171
Archrock, Inc.	153	575
Ardmore Shipping Corp.	326	1,712
Baker Hughes Co.	62	651
Brigham Minerals, Inc.	113	935
Cabot Oil & Gas Corp.	291	5,002
Cactus, Inc.	29	336
Chevron Corp.	342	24,781
CNX Resources Corp. (2)	87	463
ConocoPhillips	3,234	99,607
CONSOL Energy, Inc. (2)	31	114
Delek US Holdings, Inc.	27	426
DHT Holdings, Inc.	174	1,335
Dorian LPG, Ltd. (2)	13	113
Dril-Quip, Inc. (2)	30	915
Exterran Corp. (2)	57	274
Exxon Mobil Corp.	983	37,325
Frank's International NV (2)	113	293

Gulfport Energy Corp. (2)	198	88
HollyFrontier Corp.	51	1,250
International Seaways, Inc.	68	1,625
Kinder Morgan, Inc.	866	12,055
KLX Energy Services Holdings, Inc. (2)	21	15
Liberty Oilfield Services, Inc.	122	328
Marathon Petroleum Corp.	261	6,165
Matrix Service Co. (2)	3	28
Nabors Industries, Ltd.	95	37
NexTier Oilfield Solutions, Inc. (2)	189	221
Nordic American Tankers, Ltd.	446	2,020
Oasis Petroleum, Inc. (2)	100	35
ONEOK, Inc.	606	13,217
Overseas Shipholding Group, Inc. (2)	72	163
Pacific Ethanol, Inc. (2)	350	91
Panhandle Oil and Gas, Inc.	10	37
Par Pacific Holdings, Inc. (2)	12	85
Patterson-UTI Energy, Inc.	387	909
PBF Energy, Inc.	167	1,182
PDC Energy, Inc. (2)	51	317
Peabody Energy Corp.	118	342
Phillips 66	164	8,799
Pioneer Natural Resources Co.	84	5,893
Renewable Energy Group, Inc. (2)	43	883
SEACOR Holdings, Inc. (2)	60	1,618
SEACOR Marine Holdings, Inc. (2)	29	127
Select Energy Services, Inc. (2)	105	339
Southwestern Energy Co. (2)	334	564
Superior Energy Services, Inc. (2)	47	69
Teekay Corp.	121	382
Teekay Tankers, Ltd.	87	1,935
TETRA Technologies, Inc. (2)	91	29
Valero Energy Corp.	534	24,222
Westmoreland Coal Co. (2)	539	8
World Fuel Services Corp.	165	4,155

		264,542

Financials - 4.1%
Allstate Corp./The	1,312	120,350
American Equity Investment Life Holding Co.	50	940
Artisan Partners Asset Management, Inc.	310	6,662
Athene Holding, Ltd. (2)	9	223
B Riley Financial, Inc.	46	847
Bank of America Corp.	6,201	131,647
Berkshire Hathaway, Inc. - Class B (2)	1,684	307,886
Brightsphere Investment Group, Inc.	179	1,144
Cannae Holdings, Inc. (2)	209	6,999
Capital One Financial Corp.	204	10,286
Chimera Investment Corp.	1,703	15,497

Cincinnati Financial Corp.	269	20,296
Citizens Financial Group, Inc.	2,700	50,787
CNO Financial Group, Inc.	29	359
Cohen & Steers, Inc.	58	2,636
Curo Group Holdings Corp.	52	276
Diamond Hill Investment Group, Inc.	9	812
Eaton Vance Corp.	41	1,322
eHealth, Inc. (2)	19	2,676
Elevate Credit, Inc. (2)	248	258
Employers Holdings, Inc.	229	9,277
Enterprise Bancorp, Inc./MA	4	108
Esquire Financial Holdings, Inc. (2)	8	120
Essent Group, Ltd.	277	7,296
Farmers National Banc Corp.	189	2,198
Federated Hermes, Inc.	93	1,772
FGL Holdings	147	1,441
Fidelity National Financial, Inc.	1,167	29,035
Fifth Third Bancorp	5,128	76,151
First American Financial Corp.	318	13,486
First Choice Bancorp (2)	21	315
First Financial Corp./IN	45	1,517
First Merchants Corp.	15	397
FNCB Bancorp, Inc.	3	21
Great Ajax Corp.	2	13
Hallmark Financial Services, Inc. (2)	20	81
Hancock Whitney Corp.	41	800
Hanover Insurance Group, Inc./The	181	16,395
Hartford Financial Services Group, Inc./The	569	20,052
HBT Financial, Inc.	63	663
Hilltop Holdings, Inc.	167	2,525
HomeStreet, Inc.	208	4,624
Houlihan Lokey, Inc.	49	2,554
Independent Bank Corp./MI	23	296
INTL. FCStone, Inc. (2)	109	3,952
Invesco Mortgage Capital, Inc.	1,010	3,444
James River Group Holdings, Ltd.	33	1,196
JPMorgan Chase & Co.	2,941	264,778
KeyCorp	2,545	26,392
Kinsale Capital Group, Inc.	2	209
LPL Financial Holdings, Inc.	135	7,348
Markel Corp. (2)	41	38,043
Medley Management, Inc.	146	99
MGIC Investment Corp.	1,974	12,535
MMA Capital Holdings, Inc. (2)	61	1,509
MSCI, Inc.	146	42,188
NewStar Financial Contingent Value Rights (2)(8)	34	0
NI Holdings, Inc. (2)	6	81
Nicolet Bankshares, Inc. (2)	15	819
Northrim BanCorp, Inc.	75	2,025
Ocwen Financial Corp. (2)	145	73

Old Republic International Corp.	195	2,974
OneMain Holdings, Inc.	258	4,933
Oppenheimer Holdings, Inc.	263	5,197
Opus Bank	22	381
PennyMac Financial Services, Inc.	138	3,051
PNC Financial Services Group, Inc./The	1,347	128,935
Popular, Inc.	515	18,025
ProSight Global, Inc. (2)	66	644
Prudential Financial, Inc.	931	48,542
Pzena Investment Management, Inc.	268	1,195
Radian Group, Inc.	1,435	18,583
RBB Bancorp	80	1,098
Regions Financial Corp.	5,966	53,515
Santander Consumer USA Holdings, Inc.	238	3,311
Silvercrest Asset Management Group, Inc.	74	700
Stewart Information Services Corp.	216	5,761
Stifel Financial Corp.	7	289
Synchrony Financial	1,574	25,326
Tiptree, Inc. - Class A	22	115
Triumph Bancorp, Inc. (2)	63	1,638
Unity Bancorp, Inc.	5	59
Virtus Investment Partners, Inc.	6	457
Walker & Dunlop, Inc.	119	4,792
Watford Holdings, Ltd. (2)	5	73
Western Alliance Bancorp	466	14,264
Wins Finance Holdings, Inc. (2)	37	404
WR Berkley Corp.	490	25,563

		1,647,556

Healthcare - 7.7%
Abbott Laboratories	456	35,983
AbbVie, Inc.	1,210	92,190
ACADIA Pharmaceuticals, Inc. (2)	99	4,183
Acceleron Pharma, Inc. (2)	60	5,392
Accuray, Inc. (2)	112	213
AcelRx Pharmaceuticals, Inc. (2)	414	489
Acer Therapeutics, Inc. (2)	29	58
Aclaris Therapeutics, Inc. (2)	47	49
Aduro Biotech, Inc. (2)	160	438
Adverum Biotechnologies, Inc. (2)	3	29
Affimed NV (2)	387	611
Agenus, Inc. (2)	331	811
AgeX Therapeutics, Inc. (2)	13	12
Agilent Technologies, Inc.	723	51,781
Akcea Therapeutics, Inc. (2)	75	1,073
Akebia Therapeutics, Inc. (2)	120	910
Akorn, Inc. (2)	307	172
Alector, Inc. (2)	23	555
Alexion Pharmaceuticals, Inc. (2)	442	39,687

Alkermes PLC (2)	338	4,874
Allergan PLC	817	144,691
Alnylam Pharmaceuticals, Inc. (2)	107	11,647
Amedisys, Inc. (2)	46	8,443
AmerisourceBergen Corp.	408	36,108
Amgen, Inc.	869	176,172
AMN Healthcare Services, Inc. (2)	5	289
Amneal Pharmaceuticals, Inc. (2)	288	1,002
Anavex Life Sciences Corp. (2)	60	189
AngioDynamics, Inc. (2)	66	688
Applied Therapeutics, Inc. (2)	2	65
Aprea Therapeutics, Inc. (2)	3	104
Arcus Biosciences, Inc. (2)	64	888
Ardelyx, Inc. (2)	101	574
Arena Pharmaceuticals, Inc. (2)	30	1,260
Arrowhead Pharmaceuticals, Inc. (2)	43	1,237
Arvinas, Inc. (2)	49	1,975
Assertio Therapeutics, Inc. (2)	530	345
Athersys, Inc. (2)	665	1,995
Atreca, Inc. (2)	3	50
AtriCure, Inc. (2)	22	739
Avantor, Inc. (2)	64	799
Avid Bioservices, Inc. (2)	27	138
Axcella Health, Inc. (2)	6	21
Axsome Therapeutics, Inc. (2)	25	1,471
Baxter International, Inc.	59	4,790
BioDelivery Sciences International, Inc. (2)	595	2,255
Biogen, Inc. (2)	448	141,738
BioMarin Pharmaceutical, Inc. (2)	73	6,169
Bio-Rad Laboratories, Inc. (2)	22	7,712
BioSpecifics Technologies Corp. (2)	40	2,263
Bioxcel Therapeutics, Inc. (2)	6	134
Bristol-Myers Squibb Co.	2,289	127,589
Calithera Biosciences, Inc. (2)	98	435
Cardinal Health, Inc.	400	19,176
Catalent, Inc. (2)	551	28,624
Catalyst Pharmaceuticals, Inc. (2)	184	708
cbdMD, Inc. (2)	34	32
Celcuity, Inc. (2)	1	7
Cellular Biomedicine Group, Inc. (2)	15	237
CEL-SCI Corp. (2)	11	127
Centogene NV (2)	13	260
Cerecor, Inc. (2)	100	248
Cerner Corp.	1,034	65,132
Chemed Corp.	54	23,393
ChemoCentryx, Inc. (2)	42	1,688
Chiasma, Inc. (2)	75	274
Coherus Biosciences, Inc. (2)	105	1,703
Collegium Pharmaceutical, Inc. (2)	54	882
Community Health Systems, Inc. (2)	64	214

Computer Programs and Systems, Inc.	34	757
Concert Pharmaceuticals, Inc. (2)	46	407
Conformis, Inc. (2)	10	6
CONMED Corp.	45	2,577
Constellation Pharmaceuticals, Inc. (2)	12	377
Corium International Contingent Value Rights (2)(8)	22	0
Cortexyme, Inc. (2)	2	91
Cue Biopharma, Inc. (2)	96	1,362
CVS Health Corp.	331	19,638
Cytokinetics, Inc. (2)	24	283
CytomX Therapeutics, Inc. (2)	116	890
DaVita, Inc. (2)	229	17,418
Deciphera Pharmaceuticals, Inc. (2)	4	165
DENTSPLY SIRONA, Inc.	246	9,552
DexCom, Inc. (2)	51	13,733
Dicerna Pharmaceuticals, Inc. (2)	40	735
Edwards Lifesciences Corp. (2)	11	2,075
Elanco Animal Health, Inc. (2)	10	224
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	99	0
Eli Lilly and Co.	922	127,900
Emergent BioSolutions, Inc. (2)	83	4,802
Encompass Health Corp.	11	704
Endo International PLC (2)	422	1,561
Enochian Biosciences, Inc. (2)	22	66
Enzo Biochem, Inc. (2)	46	116
Exagen, Inc. (2)	11	175
Exelixis, Inc. (2)	448	7,715
Fate Therapeutics, Inc. (2)	96	2,132
Fulcrum Therapeutics, Inc. (2)	8	96
Gilead Sciences, Inc.	2,065	154,379
Globus Medical, Inc. (2)	192	8,166
Harvard Bioscience, Inc. (2)	26	57
HCA Healthcare, Inc.	229	20,576
Hill-Rom Holdings, Inc.	225	22,635
Hookipa Pharma, Inc. (2)	23	190
Horizon Therapeutics Plc (2)	289	8,560
Humana, Inc.	435	136,599
ICU Medical, Inc. (2)	5	1,009
ImmunoGen, Inc. (2)	141	481
Incyte Corp. (2)	202	14,792
Insulet Corp. (2)	20	3,314
Integer Holdings Corp. (2)	10	629
Intersect ENT, Inc. (2)	3	36
Iovance Biotherapeutics, Inc. (2)	101	3,023
Jazz Pharmaceuticals PLC (2)	57	5,685
Johnson & Johnson	2,028	265,932
Jounce Therapeutics, Inc. (2)	17	81
Kadmon Holdings, Inc. (2)	237	993
Karuna Therapeutics, Inc. (2)	1	72

Karyopharm Therapeutics, Inc. (2)	103	1,979
Kezar Life Sciences, Inc. (2)	24	105
Kodiak Sciences, Inc. (2)	19	906
Krystal Biotech, Inc. (2)	10	432
Lannett Co., Inc. (2)	53	368
LHC Group, Inc. (2)	27	3,785
Luminex Corp.	32	881
Mallinckrodt PLC (2)(3)	175	347
Marinus Pharmaceuticals, Inc. (2)	147	298
Masimo Corp. (2)	111	19,660
Medtronic PLC	2,025	182,615
MEI Pharma, Inc. (2)	76	122
Menlo Therapeutics, Inc. (2)	81	217
Merck & Co., Inc.	2,554	196,505
Meridian Bioscience, Inc.	118	991
Mersana Therapeutics, Inc. (2)	56	326
Minerva Neurosciences, Inc. (2)	77	464
Moderna, Inc. (2)	238	7,128
Molecular Templates, Inc. (2)	57	758
Molina Healthcare, Inc. (2)	2	279
Momenta Pharmaceuticals, Inc. (2)	128	3,482
Morphic Holding, Inc. (2)	38	558
Mylan NV (2)	618	9,214
Natera, Inc. (2)	83	2,478
Neon Therapeutics, Inc. (2)	79	209
Neurocrine Biosciences, Inc. (2)	165	14,281
Nevro Corp. (2)	12	1,200
NextCure, Inc. (2)	1	37
NGM Biopharmaceuticals, Inc. (2)	34	419
Odonate Therapeutics, Inc. (2)	36	994
Oncocyte Corp. (2)	95	233
Oncternal Therapeutics, Inc. (2)	88	258
OPKO Health, Inc. (2)	302	405
OraSure Technologies, Inc. (2)	97	1,044
Organogenesis Holdings, Inc. (2)	70	226
Osmotica Pharmaceuticals PLC (2)	152	483
Owens & Minor, Inc.	49	448
Pacira BioSciences, Inc. (2)	30	1,006
Palatin Technologies, Inc. (2)	689	292
PDL BioPharma, Inc. (2)	529	1,492
Perrigo Co. PLC	244	11,734
Pfenex, Inc. (2)	24	212
Pfizer, Inc.	3,860	125,990
Phathom Pharmaceuticals, Inc. (2)	3	77
Phibro Animal Health Corp.	148	3,577
Pieris Pharmaceuticals, Inc. (2)	276	629
PolarityTE, Inc. (2)	3	3
Principia Biopharma, Inc. (2)	5	297
Prothena Corp. PLC (2)	72	770
Providence Service Corp./The (2)	4	220

PTC Therapeutics, Inc. (2)	31	1,383
Quidel Corp. (2)	42	4,108
Radius Health, Inc. (2)	99	1,287
Recro Pharma, Inc. (2)	214	1,748
Regeneron Pharmaceuticals, Inc. (2)	77	37,598
ResMed, Inc.	245	36,086
resTORbio, Inc. (2)	112	115
Revance Therapeutics, Inc. (2)	71	1,051
Rigel Pharmaceuticals, Inc. (2)	587	916
SeaSpine Holdings Corp. (2)	57	466
Seattle Genetics, Inc. (2)	93	10,730
Select Medical Holdings Corp. (2)	68	1,020
SIGA Technologies, Inc. (2)	177	846
Simulations Plus, Inc.	68	2,375
STERIS PLC	237	33,173
Strongbridge Biopharma PLC (2)	139	263
Stryker Corp.	331	55,108
Sutro Biopharma, Inc. (2)	49	500
Syndax Pharmaceuticals, Inc. (2)	24	263
Teladoc Health, Inc. (2)	43	6,665
Tenet Healthcare Corp. (2)	139	2,002
Twist Bioscience Corp. (2)	27	826
United Therapeutics Corp. (2)	97	9,198
UnitedHealth Group, Inc.	348	86,784
Vanda Pharmaceuticals, Inc. (2)	15	155
VBI Vaccines, Inc. (2)	112	106
Veracyte, Inc. (2)	21	511
Verrica Pharmaceuticals, Inc. (2)	57	623
Voyager Therapeutics, Inc. (2)	22	201
West Pharmaceutical Services, Inc.	88	13,398
XBiotech, Inc. (2)	50	531
Xencor, Inc. (2)	4	120
Y-mAbs Therapeutics, Inc. (2)	9	235
Zimmer Biomet Holdings, Inc.	863	87,232
Zoetis, Inc.	1,204	141,699

		3,068,712

Industrials - 2.1%
Allison Transmission Holdings, Inc.	696	22,697
ArcBest Corp.	36	631
Arcosa, Inc.	84	3,338
Armstrong World Industries, Inc.	5	397
Atkore International Group, Inc. (2)	67	1,412
AZZ, Inc.	22	619
Barrett Business Services, Inc.	10	396
BMC Stock Holdings, Inc. (2)	33	585
Builders FirstSource, Inc. (2)	316	3,865
BWX Technologies, Inc.	87	4,238

Carlisle Cos., Inc.	54	6,765
CBIZ, Inc. (2)	32	669
Charah Solutions, Inc. (2)	19	32
Comfort Systems USA, Inc.	44	1,608
Commercial Vehicle Group, Inc. (2)	153	231
Construction Partners, Inc. (2)	5	84
Copa Holdings SA	84	3,804
Copart, Inc. (2)	566	38,782
Costamare, Inc.	25	113
Cummins, Inc.	859	116,240
Daseke, Inc. (2)	13	18
Douglas Dynamics, Inc.	18	639
Dover Corp.	27	2,266
Ducommun, Inc. (2)	8	199
Echo Global Logistics, Inc. (2)	79	1,349
EMCOR Group, Inc.	269	16,495
Encore Wire Corp.	24	1,008
Exponent, Inc.	72	5,178
Federal Signal Corp.	345	9,412
Fortune Brands Home & Security, Inc.	417	18,035
FTI Consulting, Inc. (2)	129	15,450
Generac Holdings, Inc. (2)	137	12,764
GMS, Inc. (2)	17	267
Graco, Inc.	965	47,024
GrafTech International, Ltd.	170	1,380
Great Lakes Dredge & Dock Corp. (2)	33	274
Heidrick & Struggles International, Inc.	9	203
HNI Corp.	9	227
Howmet Aerospace, Inc.	1,635	26,258
Hub Group, Inc. (2)	131	5,957
Huntington Ingalls Industries, Inc.	42	7,653
Illinois Tool Works, Inc.	145	20,607
ITT, Inc.	299	13,563
Jacobs Engineering Group, Inc.	410	32,501
JetBlue Airways Corp. (2)	183	1,638
Johnson Controls International plc	934	25,181
Kansas City Southern	411	52,271
Kelly Services, Inc. - Class A	14	178
Kimball International, Inc. - Class B	262	3,120
Knoll, Inc.	3	31
Landstar System, Inc.	10	959
Lockheed Martin Corp.	269	91,178
LSC Communications, Inc.	522	47
ManpowerGroup, Inc.	294	15,579
Marten Transport, Ltd.	19	390
Masco Corp.	34	1,175
Masonite International Corp. (2)	5	237
Matson, Inc.	49	1,500
Maxar Technologies, Inc.	72	769
Miller Industries, Inc./TN	254	7,183

Moog, Inc.	12	606
Navistar International Corp. (2)	3	49
Norfolk Southern Corp.	164	23,944
Northwest Pipe Co. (2)	38	846
Oshkosh Corp.	275	17,691
PACCAR, Inc.	910	55,628
Parker-Hannifin Corp.	27	3,503
Park-Ohio Holdings Corp.	15	284
Patrick Industries, Inc.	47	1,324
Plug Power, Inc. (2)	48	170
Powell Industries, Inc.	20	513
Primoris Services Corp.	51	811
Quad/Graphics, Inc.	172	433
Quanex Building Products Corp.	51	514
Quanta Services, Inc.	147	4,664
Regal Beloit Corp.	3	189
Rexnord Corp.	480	10,882
RR Donnelley & Sons Co.	416	399
Rush Enterprises, Inc.	8	255
Safe Bulkers, Inc. (2)	239	284
Southwest Airlines Co.	677	24,108
Steelcase, Inc. - Class A	62	612
Teledyne Technologies, Inc. (2)	21	6,243
Timken Co./The	370	11,966
Triton International, Ltd./Bermuda	512	13,245
TrueBlue, Inc. (2)	183	2,335
Union Pacific Corp.	103	14,527
Universal Forest Products, Inc.	54	2,008
Vectrus, Inc. (2)	46	1,905
Willis Lease Finance Corp. (2)	2	53
XPO Logistics, Inc. (2)	90	4,388

		851,048

Information Technology - 10.4%
Adobe, Inc. (2)	532	169,304
Akamai Technologies, Inc. (2)	139	12,717
American Software, Inc./GA	14	199
Amkor Technology, Inc. (2)	756	5,889
Anixter International, Inc. (2)	119	10,457
ANSYS, Inc. (2)	29	6,742
Apple, Inc.	2,628	668,274
Applied Materials, Inc.	2,931	134,298
Arrow Electronics, Inc. (2)	199	10,322
AstroNova, Inc.	32	248
Autodesk, Inc. (2)	278	43,396
Avid Technology, Inc. (2)	254	1,709
Avnet, Inc.	649	16,290
Benchmark Electronics, Inc.	75	1,499
Booz Allen Hamilton Holding Corp.	259	17,778

Broadcom, Inc.	174	41,255
CACI International, Inc. - Class A (2)	40	8,446
Cadence Design Systems, Inc. (2)	815	53,823
Calix, Inc. (2)	8	57
Cambium Networks Corp. (2)	275	1,540
CDK Global, Inc.	475	15,604
CDW Corp./DE	133	12,405
Cerence, Inc. (2)	58	893
Cirrus Logic, Inc. (2)	87	5,710
Cisco Systems, Inc.	1,984	77,991
Citrix Systems, Inc.	292	41,333
Comtech Telecommunications Corp.	16	213
DocuSign, Inc. (2)	243	22,453
DXC Technology Co.	353	4,607
Dynatrace, Inc. (2)	201	4,792
Enphase Energy, Inc. (2)	61	1,970
Envestnet, Inc. (2)	48	2,581
Fair Isaac Corp. (2)	25	7,692
Fortinet, Inc. (2)	216	21,853
Hackett Group, Inc./The	19	242
Hewlett Packard Enterprise Co.	3,217	31,237
HP, Inc.	647	11,232
Ichor Holdings, Ltd. (2)	25	479
Information Services Group, Inc. (2)	45	116
Intel Corp.	3,521	190,557
International Business Machines Corp.	416	46,147
Intuit, Inc.	621	142,830
J2 Global, Inc.	49	3,668
Jabil, Inc.	610	14,994
KBR, Inc.	132	2,730
Kimball Electronics, Inc. (2)	9	98
KLA Corp.	511	73,451
Lam Research Corp.	509	122,160
Leidos Holdings, Inc.	167	15,306
Lumentum Holdings, Inc. (2)	74	5,454
Majesco (2)	43	235
Manhattan Associates, Inc. (2)	2	100
Mastercard, Inc.	852	205,809
Maxim Integrated Products, Inc.	289	14,048
Methode Electronics, Inc.	156	4,123
Micron Technology, Inc. (2)	1,552	65,277
Microsoft Corp.	4,775	753,065
MicroStrategy, Inc. (2)	20	2,362
Motorola Solutions, Inc.	393	52,238
NCR Corp. (2)	147	2,602
NIC, Inc.	233	5,359
NortonLifeLock, Inc.	1,202	22,489
Nuance Communications, Inc. (2)	73	1,225
NVIDIA Corp.	632	166,595
OneSpan, Inc. (2)	59	1,071

Oracle Corp.	3,376	163,162
Paycom Software, Inc. (2)	114	23,029
Paylocity Holding Corp. (2)	30	2,650
PC Connection, Inc.	22	907
Perspecta, Inc.	69	1,259
Photronics, Inc. (2)	190	1,949
Progress Software Corp.	259	8,288
Qorvo, Inc. (2)	96	7,740
QUALCOMM, Inc.	2,198	148,695
Rimini Street, Inc. (2)	42	172
RingCentral, Inc. - Class A (2)	87	18,436
Sanmina Corp. (2)	155	4,228
ScanSource, Inc. (2)	45	963
Skyworks Solutions, Inc.	320	28,602
SMART Global Holdings, Inc. (2)	85	2,066
Sonim Technologies, Inc. (2)	194	136
SPS Commerce, Inc. (2)	36	1,674
SS&C Technologies Holdings, Inc.	641	28,089
Sykes Enterprises, Inc. (2)	61	1,654
SYNNEX Corp.	118	8,626
Synopsys, Inc. (2)	705	90,797
Telaria, Inc. (2)	30	180
Teradyne, Inc.	342	18,526
TESSCO Technologies, Inc.	18	88
Texas Instruments, Inc.	1,538	153,692
Tyler Technologies, Inc. (2)	18	5,338
Unisys Corp. (2)	25	309
Visa, Inc.	41	6,606
Xerox Holdings Corp.	807	15,285
Zebra Technologies Corp. - Class A (2)	78	14,321

		4,139,106

Materials - 0.7%
Eastman Chemical Co.	144	6,708
Flotek Industries, Inc. (2)	27	24
FMC Corp.	256	20,913
Huntsman Corp.	69	996
Innospec, Inc.	28	1,946
Koppers Holdings, Inc. (2)	57	705
LyondellBasell Industries NV	1,130	56,082
NewMarket Corp.	3	1,149
Newmont Corp.	1,473	66,697
Novagold Resources, Inc. (2)	135	996
Olympic Steel, Inc.	37	383
PPG Industries, Inc.	69	5,768
Reliance Steel & Aluminum Co.	322	28,204
Royal Gold, Inc.	110	9,648
RPM International, Inc.	223	13,269
Ryerson Holding Corp. (2)	245	1,303

Sherwin-Williams Co./The	112	51,466
Stepan Co.	23	2,035
SunCoke Energy, Inc.	15	58
Trecora Resources (2)	13	77
Trinseo SA	22	398
Valvoline, Inc.	219	2,867
Warrior Met Coal, Inc.	106	1,126
Westrock Co.	749	21,167

		293,985

Real Estate Investment Trust - 1.4%
Agree Realty Corp.	115	7,119
Altisource Portfolio Solutions SA (2)	25	192
American Homes 4 Rent	726	16,843
American Tower Corp.	685	149,159
Apple Hospitality REIT, Inc.	1,499	13,746
Ashford Hospitality Trust, Inc.	842	622
AvalonBay Communities, Inc.	190	27,962
CBL & Associates Properties, Inc.	792	158
Clipper Realty, Inc.	168	870
Colony Capital, Inc.	257	450
CorePoint Lodging, Inc.	357	1,399
Corporate Office Properties Trust	339	7,502
Cousins Properties, Inc.	15	439
Easterly Government Properties, Inc.	414	10,201
EastGroup Properties, Inc.	63	6,582
Essex Property Trust, Inc.	458	100,870
eXp World Holdings, Inc. (2)	37	313
Gaming and Leisure Properties, Inc.	452	12,525
Getty Realty Corp.	28	665
Healthcare Realty Trust, Inc.	478	13,351
Healthcare Trust of America, Inc. - Class A	714	17,336
Highwoods Properties, Inc.	281	9,953
Host Hotels & Resorts, Inc.	72	795
Iron Mountain, Inc.	12	286
Kilroy Realty Corp.	14	892
Lamar Advertising Co.	290	14,871
Life Storage, Inc.	45	4,255
LTC Properties, Inc.	84	2,596
Marcus & Millichap, Inc. (2)	82	2,222
Maui Land & Pineapple Co., Inc. (2)	17	186
Mid-America Apartment Communities, Inc.	37	3,812
National Storage Affiliates Trust	210	6,216
Paramount Group, Inc.	325	2,860
Physicians Realty Trust	643	8,963
Piedmont Office Realty Trust, Inc.	304	5,369
PS Business Parks, Inc.	163	22,090
QTS Realty Trust, Inc.	79	4,583
RAIT Financial Trust (2)(8)	287	0

Rayonier, Inc.		40	942
RE/MAX Holdings, Inc.		8	175
Redfin Corp. (2)		34	524
Regency Centers Corp.		103	3,958
Ryman Hospitality Properties, Inc.		22	789
Service Properties Trust		557	3,008
Simon Property Group, Inc.		1,307	71,702
Spirit MTA Reit Liquidating Trust (2)(8)		385	0
Tanger Factory Outlet Centers, Inc. (3)		247	1,235
Tejon Ranch Co. (2)		21	295
Trinity Place Holdings, Inc. (2)		331	602
Uniti Group, Inc.		132	796
Xenia Hotels & Resorts, Inc.		172	1,772

			564,051

Utilities - 0.7%
Alliant Energy Corp.		13	628
American States Water Co.		1	82
Artesian Resources Corp.		12	449
Atlantic Power Corp. (2)		432	924
Consolidated Water Co., Ltd.		201	3,296
Entergy Corp.		1,122	105,434
Evergy, Inc.		1,423	78,336
FirstEnergy Corp.		165	6,612
MDU Resources Group, Inc.		1,259	27,069
NRG Energy, Inc.		281	7,660
PPL Corp.		1,004	24,779
Pure Cycle Corp. (2)		38	424
RGC Resources, Inc.		3	87
Spark Energy, Inc. - Class A		6	38
UGI Corp.		87	2,320
Unitil Corp.		99	5,167

			263,305

Total Common Stocks	(Cost	$14,840,274)	14,792,207

Registered Investment Companies - 13.9%

Baird Core Plus Bond Fund - Class I		20,303	233,285
Dodge & Cox Income Fund		14,725	203,210
DoubleLine Total Return Bond Fund - Class I		15,304	160,078
Frost Total Return Bond Fund - Class I		3,923	37,976
Guggenheim Total Return Bond Fund - Class I		4,413	122,690
iShares Core MSCI EAFE ETF (9)		42,298	2,110,247
iShares Core MSCI Emerging Markets ETF (9)		12,312	498,267
iShares Core U.S. Aggregate Bond ETF (9)		4,506	519,857
iShares Short Treasury Bond ETF (9)		1,900	210,938

PGIM Total Return Bond Fund - Class R6		15,771	219,220
Pioneer Bond Fund - Class Y		17,089	156,365
Segall Bryant & Hamill Plus Bond Fund - Class I		15,292	162,707
Vanguard Short-Term Bond ETF (9)		5,000	410,900
Vanguard Total Bond Market ETF (9)		6,096	520,294

Total Registered Investment Companies	(Cost	$5,643,631)	5,566,034

Money Market Registered Investment Companies - 41.4%

Meeder Institutional Prime Money Market Fund, 0.75% (5)		16,529,527	16,514,650
Morgan Stanley Government Institutional Fund, 0.25% (4)		1,535	1,535

Total Money Market Registered Investment Companies	(Cost	$16,529,229)	16,516,185

Bank Obligations - 1.9%

First Merchants Bank Deposit Account, 2.10%, 4/1/2020 (6)		246,411	246,411
Metro City Bank Deposit Account, 1.60%, 4/1/2020 (6)		246,314	246,314
Pacific Mercantile Bank Deposit Account, 1.55%, 4/1/2020 (6)		246,287	246,287

Total Bank Obligations	(Cost	$739,012)	739,012

U.S. Government Obligations - 2.2%

U.S. Treasury Note, 2.25%, due 1/31/2024		284,000	304,823
U.S. Treasury Note, 2.625%, due 2/15/2029		130,300	152,298
U.S. Treasury Note, 1.50%, due 8/15/2026		99,700	105,842
U.S. Treasury Note, 2.25%, due 11/15/2025		199,300	219,012
U.S. Treasury Note, 2.125%, due 12/31/2022		86,200	90,571

Total U.S. Government Obligations	(Cost	$812,513)	872,546

Total Investments - 96.4%	(Cost	$38,564,659)	38,485,984

Other Assets less Liabilities - 3.6%			1,445,843

Total Net Assets - 100.0%			39,931,827

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		1,734	18,380
Meeder Dynamic Allocation Fund - Retail Class		4,393	41,646
Meeder Muirfield Fund - Retail Class		1,945	12,584
Meeder Conservative Allocation Fund - Retail Class		498	10,563

Total Trustee Deferred Compensation	(Cost	$87,369)	83,173

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	35	6/19/2020	2,728,775	379,501
Mini MSCI Emerging Markets Index Futures	18	6/19/2020	758,610	78,785
Russell 2000 Mini Index Futures	(10)	6/19/2020	(573,800)	(58,198)
Standard & Poors 500 Mini Futures	(52)	6/19/2020	(6,681,220)	(386,353)
E-mini Standard & Poors MidCap 400 Futures	(12)	6/19/2020	(1,725,360)	(163,195)

Total Futures Contracts	(21)		(5,492,995)	(149,460)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$36,874,426	$(149,460)
Level 2 - Other Significant Observable Inputs	1,611,558	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$38,485,984	$(149,460)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.